Lease - Schedule of Future Minimum Payments of the Lease (Details)	Dec. 31, 2024 USD ($)
Schedule of Future Minimum Payments of the Lease [Abstract]
2026	$ 97,234
2027	94,630
2028	10,998
Total lease payments	$ 202,862